Stockholders' Equity	9 Months Ended
Dec. 31, 2021
Stockholders' Equity Note [Abstract]
STOCKHOLDERS’ EQUITY

NOTE 6 — STOCKHOLDERS’ EQUITY

Common Stock

The Company is authorized to issue an aggregate of 5,000,000 shares of common stock having a par value of $0.0001 per share. From inception, March 18, 2021 through August 12, 2021, the Company issued 1,437,500 founder shares of common stock at a price of $0.0001 per share for total receivable of approximately of $25,000. These Founder Shares held by our Sponsor included up to 187,500 shares which were subject to forfeiture by the stockholder if the underwriters of the Company’s Initial Public Offering did not fully or in part exercise their over-allotment option. On August 19, 2021, the underwriters notified the Company of their intent to exercise of the over-allotment option in part and, on August 23, 2021, the underwriters purchased 733,920 Additional Units at $10.00 per Additional Unit upon the closing of the over-allotment option, generating additional gross proceeds of $7,339,200. On

August 23, 2021, simultaneously with the sale of the Additional Units, the Company consummated the sale of an additional 18,348 Additional Private Units, generating additional gross proceeds of $183,480. The balance of the Additional Private Units, or 402 Private Units, including 4,020 Founder Shares, were forfeited by the Sponsor.

Authorized Stock

Upon the effectiveness of the Company’s registration statement on August 9, 2021, the Company amended and restated its certificate of incorporation to authorize the issuance of up to 100,000,000 shares of common stock, par value $0.0001 per share, and 1,000,000 shares of preferred stock, par value $0.0001 per share.

Public and Private Warrants

Each whole warrant entitles the registered holder to purchase one common stock at a price of $11.50 per share, subject to adjustment as discussed below, at any time commencing on the later of the completion of an Initial Business Combination and one year from the consummation of the Company’s Initial Public Offering. The warrants will expire five years after the completion of our Initial Business Combination, or earlier upon redemption.

No public warrants will be exercisable for cash unless we have an effective and current registration statement covering the shares of common stock issuable upon exercise of the warrants and a current prospectus relating to such shares. It is our current intention to have an effective and current registration statement covering the shares of common stock issuable upon exercise of the warrants and a current prospectus relating to such shares in effect promptly following consummation of an Initial Business Combination. Notwithstanding the foregoing, if a registration statement covering the shares of common stock issuable upon exercise of the public warrants is not effective within 90 days following the consummation of our Initial Business Combination, public warrant holders may, until such time as there is an effective registration statement and during any period when we shall have failed to maintain an effective registration statement, exercise warrants on a cashless basis.

We may redeem the outstanding warrants, in whole and not in part, at a price of $0.01 per warrant:

•        at any time while the warrants are exercisable;

•        upon a minimum of 30 days’ prior written notice of redemption;

•        if, and only if, the last sales price of our shares of common stock equals or exceeds $16.50 per share for any 20 trading days within a 30-trading day period ending three business days before we send the notice of redemption; and

•        if, and only if, there is a current registration statement in effect with respect to the shares of common stock underlying such warrants at the time of redemption and for the entire 30-day trading period referred to above and continuing each day thereafter until the date of redemption.

If the foregoing conditions are satisfied and we issue a notice of redemption, each warrant holder can exercise his, her or its warrant prior to the scheduled redemption date. However, the price of the shares of common stock may fall below the $16.50 trigger price as well as the $11.50 warrant exercise price per share after the redemption notice is issued and not limit our ability to complete the redemption.

The redemption criteria for our warrants have been established at a price which is intended to provide warrant holders a reasonable premium to the initial exercise price and provide a sufficient differential between the then-prevailing share price and the warrant exercise price so that if the share price declines as a result of our redemption call, the redemption will not cause the share price to drop below the exercise price of the warrants.

If we call the warrants for redemption as described above, our management will have the option to require all holders that wish to exercise warrants to do so on a “cashless basis.” In such event, each holder would pay the exercise price by surrendering the whole warrants for that number of shares of common stock equal to the quotient obtained by dividing (x) the product of the number of shares of common stock underlying the warrants, multiplied by the difference between the exercise price of the warrants and the “fair market value” (defined below) by (y) the fair market value. The “fair market value” shall mean the average reported last sale price of the shares of common stock for the 10 trading days ending on the third trading day prior to the date on which the notice of redemption is sent to the holders of warrants. Whether we will exercise our option to require all holders to exercise their warrants on a “cashless basis” will depend on a variety of factors including the price of our shares of common stock at the time the warrants are called for redemption, our cash needs at such time and concerns regarding dilutive share issuances.

Common Stock Subject to Redemption

The Company’s common stock feature certain redemption rights that are considered to be outside of the Company’s control and subject to the occurrence of future events. The Company is authorized to issue 100,000,000 shares of common stock with a par value of $0.0001 per share. Holders of the Company’s common stock are entitled to one vote for each share. As of December 31, 2021, there were 5,733,920 shares of common stock outstanding subject to possible redemption and are classified outside of permanent equity in the balance sheet.

The common stock subject to possible redemption reflected on the balance sheet is reconciled in the following table:

Gross proceeds from Initial Public Offering	$57,338,908
Less:
Fair Value of Public Warrants at Issuance	(3,201,883)
Offering Costs allocated to common stock subject to possible redemption	(3,547,176)
Plus:
Accretion of common stock subject to possible redemption amount	1,733,440
Common stock subject to possible redemption	$52,323,289